Securitizations and Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2018
Securitizations and Variable Interest Entities [Abstract]
Fair value of retained interests

	Billions of yen
	March 31, 2018
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥288	¥—	¥288	¥288	¥0
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	0	0	0	0

Total	¥—	¥288	¥0	¥288	¥288	¥0

	Billions of yen
	September 30, 2018
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥260	¥—	¥260	¥260	¥0
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	0	0	0	0

Total	¥—	¥260	¥0	¥260	¥260	¥0

Type and carrying value of financial assets

	Billions of yen
	March 31, 2018	September 30, 2018
Assets
Trading assets
Equities	¥1	¥—
Debt securities	20	5
CMBS and RMBS	—	—
Loans	1	14

Total	¥22	¥19

Liabilities
Long-term borrowings	¥21	¥19

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31, 2018	September 30, 2018
Consolidated VIE assets
Cash and cash equivalents	¥23	¥18
Trading assets
Equities	712	698
Debt securities	436	449
CMBS and RMBS	4	84
Investment trust funds and other	12	9
Derivatives	20	18
Private equity investments	2	1
Office buildings, land, equipment and facilities	25	15
Other	66	62

Total	¥1,300	¥1,354

Consolidated VIE liabilities
Trading liabilities
Derivatives	¥22	¥21
Borrowings
Short-term borrowings	124	149
Long-term borrowings	829	804
Other	2	2

Total	¥977	¥976

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2018
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥35	¥—	¥35
Debt securities	110	—	110
CMBS and RMBS	2,775	—	2,775
Investment trust funds and other	174	—	174
Derivatives	—	—	—
Private equity investments	13	—	13
Loans	455	—	455
Other	17	—	17
Commitments to extend credit and other guarantees	—	—	71

Total	¥3,579	¥—	¥3,650

	Billions of yen
	September 30, 2018
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥26	¥—	¥26
Debt securities	111	—	111
CMBS and RMBS	3,617	—	3,617
Investment trust funds and other	179	—	179
Derivatives	—	—	—
Private equity investments	13	—	13
Loans	513	—	513
Other	13	—	13
Commitments to extend credit and other guarantees	—	—	109

Total	¥4,472	¥—	¥4,581